Subsequent Events (DetailTextuals) - Subsequent Event - Letter agreement ("Agreement") - Contract manufacturing organization ("CMO")	Feb. 05, 2016 USD ($)
Subsequent Event [Line Items]
Estimated analytical method development and qualification	$ 142,900
Minimum
Subsequent Event [Line Items]
Fees and expenses for the initial evaluation and development	154,000
Maximum
Subsequent Event [Line Items]
Fees and expenses for the initial evaluation and development	$ 183,000